UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No. 1                                |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|



                           WELDON CAPITAL FUNDS, INC.
               (Exact Name of Registrant as Specified In Charter)

                         4747 W. 135th Street, Suite 100
                                Leawood, KS 66224
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (913) 239-2300


                                Douglas G. Ciocca
                 Chairman, President and Chief Executive Officer
                         4747 W. 135th Street, Suite 100
                                Leawood, KS 66224
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6000

It is proposed that this filing will become effective:
 |_| immediately upon filing pursuant to paragraph (b)
 |_| on (date) pursuant to paragraph (b)
 |X| 60 days after filing pursuant to paragraph (a)(1)
 |_| on (date) pursuant to paragraph (a)(1)
 |_| 75 days after filing pursuant to paragraph (a)(2)
 |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           WELDON EQUITY & INCOME FUND


                                   PROSPECTUS

                                 JULY ___, 2005


INVESTMENT OBJECTIVE:
Total Return




4747 W. 135th Street
Suite 100
Leawood, KS  66224

1-800-506-9245





















     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

ADDITIONAL INFORMATION ABOUT THE FUND..........................................5

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................8

DETERMINATION OF NET ASSET VALUE..............................................10

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................11

MANAGEMENT OF THE FUND........................................................13

FINANCIAL HIGHLIGHTS..........................................................15

PRIVACY POLICY................................................................16

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Weldon Equity & Income Fund (the "Fund") is long-term capital growth and income.

PRINCIPAL STRATEGIES

     The Fund invests in a combination of equity, convertible, and fixed-income securities. The Fund normally invests approximately 50% to 70% of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $2 billion or more). The Fund normally invests approximately 30% to 50% of its assets in convertible securities and bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but that offer prospects for future income or capital appreciation. At any given time, the Fund may buy "growth" or "value" stocks, or a combination of both types. In buying and selling securities for the Fund, the Fund's advisor relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. The advisor also may consider factors such as a company's return on capital, its percentage of profitability paid out as dividends, price to earnings multiples or the company's ability to generate cash flow above capital expenditure requirements.

     The Fund will invest a significant portion of its portfolio in a broad range of investment grade fixed income securities. These include bonds, notes, asset-backed securities, corporate debt, government securities, municipal securities, and short-term obligations, such as commercial paper and repurchase agreements. The Fund may invest in fixed income securities of any maturity. The Fund's advisor typically selects intermediate-term fixed income securities with 5 to 10 years until maturity, depending on the available yield at various maturity levels.

     The Fund may invest in preferred stocks and convertible preferred stocks. Preferred stock has a preference over common stock, but is subordinate to a company's debt. The Fund may also invest in exchange-traded funds (ETFs), which own stocks included in a particular index. Changes in the price of an ETF, before deducting its expenses, track the movement of the associated index relatively closely. ETFs charge their own management fee and other expenses.

     The Fund's portfolio will be diversified. Certain sectors are likely to be overweighted compared to others because the advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and will, in the advisor's opinion, be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

     The Fund may sell a security when the advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus, or if the advisor believes that the price of the security exceeds its valuation.

     The Fund does not intend to purchase or sell securities for short-term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's investment strategy may fail to produce the intended results.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. For example, if the general level of stock prices fall, so will the value of some ETFs because they represent an interest in a broadly diversified stock portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities.
o CREDIT RISK. The issuer of a debt security, or a party to an over-the-counter transaction, may be unable or unwilling to make timely payments of interest or principal, or otherwise to honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

         The Fund may be suitable for:

o    Long-term investors seeking a fund with a total return investment strategy
o Investors who can tolerate the greater risks associated with common stock investments

HOW THE FUND HAS PERFORMED

     The performance table below shows the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. The Fund commenced operations on May 3, 2004. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                                              SINCE INCEPTION
                                                                              ---------------
THE FUND                                                                        (MAY 3, 2004)
                                                                                -------------
     Return Before Taxes                                                           8.22%
     Return After Taxes on Distributions(1)                                        8.07%
     Return After Taxes on Distributions and Sale of
     Fund Shares(2)                                                                6.90%
INDICES (reflects no deductions for fees, expenses
and taxes)
     S&P 500 Index(2)                                                              9.76%
     Lehman Brothers Intermediate
     Government/Corporate Bond Index(2)                                            3.21%
     Lipper Balanced Fund Index(2)                                                 8.20%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500, Lehman Brothers Intermediate Government/Corporate Bond (the "Lehman Index") and Lipper Balanced Fund (the "Lipper Index") Indices are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy; the Lehman Index is generally representative of intermediate and long-term government and investment grade corporate debt securities; and the Lipper Index is comprised of the 30 largest funds in the Lipper universe of 544 balanced funds. These indices are representative of a broader market and range of securities than are typically found in the Fund's portfolio.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE

Redemption Fee(1), (2).....................................................1.00%

Exchange Fee................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%

Distribution (12b-1) Fees(3)...............................................0.00%
Other Expenses(4) .........................................................0.84%
Total Annual Fund Operating Expenses.......................................2.09%
Expense Reimbursement(5)..................................................-0.44%
Net Fund Operating Expenses ...............................................1.65%

(1) The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 1.00% redemption fee on shares redeemed less than 90 days after they are purchased.
(2) A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
(3) The Fund has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of its assets to the advisor as a shareholder servicing fee. However, pursuant to the provisions of the Plan, no 12b-1 fees were paid during the Fund's initial fiscal period, and none will be paid for the fiscal year ending March 31, 2006.
(4)  Estimated for the 2006 fiscal year.
(5) The advisor contractually has agreed to waive its management fee and/or reimburse Fund expenses so that Total Annual Fund Operating Expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.65% of the Fund's average daily net assets for the fiscal year ending March 31, 2006.

Example:

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year           3 years           5 years          10 years
                  ------           -------           -------          --------

                  $168              $520              $897             $1,955

                      ADDITIONAL INFORMATION ABOUT THE FUND

GENERAL

     The investment objective of the Fund may be changed without shareholder approval upon 60 days notice to shareholders.

     From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. government securities, money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

EXCHANGE TRADED FUNDS

     ETFs include S&P Depositary Receipts (SPDRs), S&P Sector SPDRs, DIAMONDS, iShares, HOLDRS, and other security baskets. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indices. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The principal risks associated with the ETFs include the risk that the equity securities in an ETF will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. They also include special risks associated with the particular sector or countries in which the ETF invests.

CONVERTIBLE SECURITIES

     Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company, or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,000 or $100 for IRAs and automatic investment plans. The advisor may, in its sole discretion, waive these minimums for existing clients of advisor's affiliates and other related parties, and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o    a check (subject to the minimum amounts) made payable to the Fund;

Mail the application and check to:

U.S. Mail: Weldon Equity & Income Fund                   Overnight: Weldon Equity & Income Fund
           c/o Unified Fund Services, Inc.                          c/o Unified Fund Services, Inc.
           P.O. Box 6110                                            431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                         Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-800-506-9245 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A. ABA # 042000013
         Attn: Weldon Equity & Income Fund
         Account Name ________________(write in shareholder name)
         For the Account # ______________(write in account number) D.D.A.# 130100789309

     You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     Minimum subsequent investments must be at least $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name                    -the name of your account(s)
-your account number(s)       -a check made payable to the Weldon Equity &
                               Income Fund

Checks should be sent to the Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing an application and an Automatic Purchase/Withdrawal Request Form and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and the transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.

     The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

      U.S. MAIL:                                  OVERNIGHT:
      Weldon Equity & Income Fund                 Weldon Equity & Income Fund
      c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc
      P.O. Box 6110                               431 North Pennsylvania Street
      Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee stamp from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-506-9245 if you have questions. At the discretion of the Fund or its transfer agent, prior to redemption, you may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at 1-800-506-9245. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and, in a timely fashion, responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     FUND POLICY ON MARKET TIMING - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Directors has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.
Redemption fees may be waived at the sole discretion of the Fund's advisor for mandatory retirement withdrawal and systematic withdrawal plans, and in certain other circumstances, such as death or a change in the investor's asset allocation. No exceptions will be granted to persons believed to be
"market-timers." In addition, the Board of Directors has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

     While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing and there can be no assurance that the Fund will be able to do so. The Fund reserves the right to reject any purchase order that it does not believe is in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at 1-800-506-9245. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Directors determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your  shares is based on the Fund's  net asset  value
(NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor in accordance with procedures approved by the Board of Directors. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there are no assurances that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders or that the Fund will realize fair valuation upon sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess generally will be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:


SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                         TAX STATUS
-------------------                         ----------

Qualified dividend income                   Generally maximum 15% on
                                            non-corporate taxpayers

Net short-term capital gain distributions   Ordinary income rate

Net long-term capital gain distributions    Generally maximum 15% on
                                            non-corporate taxpayers*

Sales of shares (including redemptions)     Gains taxed at generally maximum 15%
owned more than one year                    on non-corporate taxpayers*

Sales of shares (including redemptions)     Gains are taxed at the same rate as
owned for one year or less                  ordinary income; losses are subject
                                            to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

     Underthe 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

     DISTRIBUTION PLAN - The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund can pay a fee of up to 0.25% of its average daily net assets to the advisor to help defray the cost of servicing the Fund's shareholders. The Fund's board of directors has determined that no 12b-1 fees shall be paid pursuant to the plan for the Fund's fiscal year ending March 31, 2006. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges.

                             MANAGEMENT OF THE FUND

     Weldon Capital Management, Ltd., 4747 W. 135th Street, Suite 100, Leawood, KS 66224 serves as investment advisor to the Fund. The advisor is a wholly-owned subsidiary of Financial Advisory Service, Inc. ("FAS"). As of March 31, 2005, FAS managed approximately $475 million in assets. For the fiscal period ended March 31, 2005, the advisor earned a management fee equal to 1.25% of the Fund's average daily net assets.

     Pursuant to the terms of the management agreement with the Fund, as compensation for its investment management services, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the first $100 million in average daily net assets of the Fund and 1.00% on average daily net assets over $100 million. The advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses, to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.65% of the Fund's average daily net assets for the fiscal year ending March 31, 2006. The Fund's annual report for the fiscal period ended March 31, 2005 contains information about the factors that the Fund's board of directors considered in approving the Fund's management agreement.

     The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

PORTFOLIO MANAGER

     Douglas G. Ciocca, President of the advisor, is responsible for the day-to-day management of the Fund. Mr. Ciocca began his investment career with Morgan Stanley in 1994. He joined Financial Advisory Service, Inc. in 1999 as a portfolio manager in charge of establishing a division of the firm to manage clients' individual portfolios. Mr. Ciocca currently constructs and monitors all individual securities portfolios, both equity and fixed income, and advises the asset allocation committee of FAS. He received his MBA from the University of Chicago Graduate School of Business in 1998 and he graduated from the University of Notre Dame in 1993.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) his compensation structure, (ii) a description of other accounts that he manages, and (iii) his ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in shares of the Fund assuming reinvestment of all dividends and distributions. The information for the fiscal period ended March 31, 2005 was audited by Grant Thornton, LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund's portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's most recent semi-annual or annual fiscal periods.

     You may call the Fund at 1-800-506-9245 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Alternatively, you may obtain a free copy of the SAI, annual report and/or semi-annual report on the Fund's web site at http://www.weldonfunds.com.
            --------------------------

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                 ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                      ------------------
writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.












Investment Company Act # 811-21509

                           WELDON EQUITY & INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July __, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Weldon Equity & Income Fund (the "Fund") dated July __, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2005 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Fund's transfer agent, Unified Fund Services, Inc., at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 506-9245.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE COMPANY AND FUND............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........2

INVESTMENT LIMITATIONS.........................................................6

INVESTMENT ADVISOR.............................................................8

DIRECTORS AND OFFICERS........................................................11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................14

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................15

PROXY VOTING POLICY...........................................................16

DETERMINATION OF NET ASSET VALUE..............................................17

REDEMPTION IN-KIND............................................................18

INVESTMENT PERFORMANCE........................................................18

STATUS AND TAXATION OF THE FUND...............................................20

CUSTODIAN.....................................................................22

MUTUAL FUND SERVICES..........................................................22

ACCOUNTANTS...................................................................22

DISTRIBUTOR...................................................................22

DISTRIBUTION PLAN.............................................................23

FINANCIAL STATEMENTS..........................................................23

DESCRIPTION OF THE COMPANY AND FUND

     Weldon Capital Funds, Inc. (the "Company") is a corporation organized under the laws of the State of Maryland pursuant to Articles of Incorporation filed on February 5, 2004. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently has one series, the Weldon Equity & Income Fund (the "Fund"), which has one class of shares. The Fund was organized as a diversified series of the Company. The Fund commenced operations on May 3, 2004. The Board of Directors of the Company (the "Board") has authority to issue multiple classes of shares and new series of the Company. The Fund's investment advisor is Weldon Capital Management, Ltd. (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of income of the Fund as are declared by the Board. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a series, the holders of shares will be entitled to receive a distribution out of the assets, net of the liabilities. No shareholder is liable to further calls or to assessment by the Fund without the shareholder's express consent.

     The Fund does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share the shareholder owns and fractional votes for fractional shares the shareholder owns. All shares of the Fund have equal voting rights and liquidation rights.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's annual report to shareholders will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A. Equity  Securities.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     B. Depository Receipts. The Fund may invest in American Depository Receipts
        -------------------
("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and depository receipts in bearer form are designed for use in securities markets outside the U.S.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

     Depository Receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires Depository Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipt to issue and service such Depository Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

     C. Convertible  Securities.  A convertible  security is a bond,  debenture,
        -----------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated at least B by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     D. Preferred Stock.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's, although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     E. Repurchase Agreements. A repurchase agreement is a short-term investment
        ---------------------
in which the  purchaser  (i.e.,  the Fund)  acquires  ownership of an obligation
                          ----
issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     F.  Corporate  Debt  Securities.  The Fund may  invest  in  corporate  debt
         ---------------------------
securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business funds, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

     G.  Lower  Quality  Debt  Securities.  The Fund may  invest up to 5% of its
         --------------------------------
assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

     Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

     H.  Portfolio  Turnover.  Although the Fund  generally  will not invest for
         -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing (i) the lesser of purchases or sales of securities, by (ii) the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal period May 3, 2004 (commencement of operations) through March 31, 2005 was 16.30%.


INVESTMENT LIMITATIONS

     A.  Fundamental.  The  investment  limitations  described  below  have been
         -----------
adopted by the Board with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a
                 ----
majority of the outstanding shares of the Fund. As used in the Prospectus and the SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification.  With respect to 75% of its total assets, the Fund will
        ---------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a fund, business trust or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B. Non-Fundamental. The following limitations have been adopted by the Fund
        ---------------
with respect to the Fund and are Non-Fundamental (as defined under "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4.  Illiquid  Securities.  The Fund will not purchase  illiquid  securities
         --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale; provided that securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid so long as the Advisor determines that they are liquid.

     5. Loans of Portfolio Securities. The Fund will not make loans of portfolio
        -----------------------------
securities.


INVESTMENT ADVISOR

     Weldon Capital Management, Ltd., 4747 W. 135th Street, Suite 100, Leawood, KS 66224 serves as Advisor to the Fund. Advisor is a wholly-owned subsidiary of Financial Advisory Service, Inc. ("FAS"). As of March 31, 2005, FAS managed approximately $475 million in assets.

     Under the terms of the Management Agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Directors. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the first $100 million in average daily net assets of the Fund and 1.00% on average daily net assets over $100 million. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.65% of the Fund's average daily net assets for the fiscal year ending March 31, 2006.

     The Agreement was approved by the Directors, including a majority of Directors who are not "interested persons" of the Fund or "interested parties" to the Agreement, as defined by the 1940 Act (collectively, the "Independent Directors"), at an in-person meeting held on February 14, 2005. At the meeting, the Board evaluated the Agreement as required by Section 15(c) of the 1940 Act. Included in the materials provided to the Directors in advance of the meeting were the Advisor's written 15(c) materials, including a description of the Advisor's business, personnel and operations, fees and expenses and compliance program, and a representation from the Advisor that there were no pending legal proceedings or securities enforcement proceedings regarding the Advisor or its affiliates. The Advisor also provided, in advance, current financial statements and a copy of its Form ADV Part II, which discussed the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading policies. Also included in the Board materials was an analysis of each of (i) the Fund's performance, (ii) total expense ratio, and
(iii) management fee, compared to its peer group, as well as a copy of the Agreement.

     The Board considered several factors prior to approving the Agreement, including: the Fund's and the Advisor's investment performance; quality of service; costs of services; the fact that the Advisor waived its management fee for the Fund's initial fiscal period and did not realize any profits from providing services to the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of the shareholders.

     During the meeting, the Board held a conference with a representative of the Advisor who described the Advisor's compliance procedures and was available to answer questions from the Directors with respect to the Fund. The Advisor's representative advised the Board that the Advisor agreed to further reduce the Fund's expenses, effective as of the beginning of its second fiscal year, in order to help increase the Fund's performance and profitability.

     The Directors noted that the Advisor has contractually agreed to waive its advisory fee and reimburse expenses, to the extent necessary, so that total operating expenses except brokerage commission, taxes, interest and extraordinary expenses, do not exceed 1.65% of the Fund's average daily net assets for the fiscal year ended March 31, 2006. The Directors noted that the Fund's new expense ratio of 165 basis points would be in-line with the average for its peer group. The Directors also noted that economies of scale will be realized as the Fund grows because the Advisor's fee is reduced once the Fund reaches $100 million. The Directors also noted that the Advisor had indicated it did not intend to request that the Board implement the 12b-1 plan at this time.

     The Directors noted that the Fund's performance for the past one and three months were in-line with the average performance of its peer group and substantially exceeded the minimum performance of its peer group. The Directors also noted that the Advisor did not engage in soft dollar arrangements whereby Fund commissions are directed to brokers who provide research and brokerage services to the Advisor or its affiliates.

     Based on the factors described above, the Board, including the Independent Directors, unanimously determined that the continuance of the Agreement between the Company and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.

     For the fiscal period ended March 31, 2005, the Fund paid the following advisory fees to the Advisor:

           ---------------------------------------------------------------------------------------------------------
                    Fiscal Period Ended         Advisory Fees Earned          Total Fees         Net Advisory Fees
                                                                          Reimbursed and/or             Paid
                                                                                Waived
           ---------------------------------------------------------------------------------------------------------
                      March 31, 2005                  $245,899              ($67,093)                 $178,806
           ---------------------------------------------------------------------------------------------------------

     The Company retains the right to use the name "Weldon" in connection with future series of the Company. The Advisor's right to use the name "Weldon" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Company on 90 days written notice.

     The Advisor may make payments to broker-dealers, banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

ABOUT THE PORTFOLIO MANAGER

     Douglas G. Ciocca, President of the Advisor, serves as the portfolio manager of the Fund solely responsible for making the investment decisions for the Fund ("Portfolio Manager"). In addition to acting as Portfolio Manager to the Fund, the Portfolio Manager also serves on FAS' investment committee and, as such, is jointly responsible for making the investment decisions for FAS' advisory accounts. As a member of FAS' investment committee, which consists of several other members, the Portfolio Manager was responsible for management of the following types of accounts as of March 31, 2005:

           ---------------------- ----------------- ---------------- ---------------------- ---------------------
            ACCOUNT TYPE             NUMBER OF       TOTAL ASSETS     NUMBER OF ACCOUNTS       TOTAL ASSETS BY
                                    ACCOUNTS BY                       BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
                                    ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                   None              N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled Investment            None              N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts              150          $230 million            None                   N/A
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

     The Portfolio Manager is compensated for his services by FAS on behalf of the Advisor, and his compensation is directly tied to the total revenue of FAS. Additionally, FAS allocates a percentage of its profits to the Portfolio Manager's retirement account in the form of a profit sharing plan and safe harbor 401(k) contributions. Such arrangement provides an incentive for the Portfolio Manager to increase the Fund's revenue through performance, service and shareholder retention.

     As of March 31, 2005, the Portfolio Manager beneficially owned shares of the Fund worth $100,001 to $500,000.

     Conflicts may arise as a result of the Portfolio Manager's dual role as portfolio manager to the Fund and to clients of FAS, with respect to his allocation of time among such clients. However, because many of his duties overlap, and as a result of combining responsibilities such as asset selection and research, the Portfolio Manger is able to provide both the Fund and FAS' clients with more thorough research and higher quality asset selection. In addition, FAS continually monitors the Portfolio Manager's client load and, in the event of an overload, will take any necessary steps to allocate its clients to other employees of FAS.

     To the extent the Fund and another of FAS' clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

DIRECTORS AND OFFICERS

     The Board of Directors supervises the business activities of the Company and the Fund. Each Director serves as a director until termination of the Company or until the Director dies, resigns, retires or is removed.

     The  following  table  provides  information   regarding  each  Independent
Director:

--------------------------------------------------- -------------------------------------- ------------- -----------------------
                                                                                           TERM      OF  NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       OFFICE   AND  OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY                           LENGTH OF
                                                                                           TIME SERVED
--------------------------------------------------- -------------------------------------- ------------- -----------------------
Alan M. Farris                                      Director                               Since         1
4747 W. 135th Street, Suite 100                                                            Inception
Leawood, KS  66224

Born:  5/15/54
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER    DIRECTORSHIPS    HELD    BY
                                                                                           DIRECTOR OR NOMINEE
President-Kansas City, Citizens Bank, N.A., 2003- Present;  Community Bank President,
UMB Bank, N.A., 1981-2003                                                                  Director   and   Treasurer,    Swope
                                                                                           Community   Foundation,    Director,
                                                                                           Blue Hills Community Services

------------------------------------------------------------------------------------------ -------------------------------------
                                                                                           LENGTH OF     NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       TIME SERVED   OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY
--------------------------------------------------- -------------------------------------- ------------- -----------------------
David M. Brown                                      Director                               Since         1
4747 W. 135th Street, Suite 100                                                            inception
Leawood, KS  66224

Born:  12/03/68
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------ -------------------------------------
Senior Vice President,  Lockton Companies (commercial insurance brokerage company),
1994 - Present.                                                                            None


------------------------------------------------------------------------------------------ -------------------------------------
                                                                                           LENGTH OF     NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       TIME SERVED   OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY
--------------------------------------------------- -------------------------------------- ------------- -----------------------
Anthony L. Tocco, Ph.D                              Director                               Since         1
4747 W. 135th Street, Suite 100                                                            inception
Leawood, KS  66224

Born:  2/25/44
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------ -------------------------------------
Professor of Accounting,  Rockhurst  University,  1971 - Present;  President and Chairman  Duffy  Construction  Co.,  Inc., IRA
of the Board,  IRA  Financial  Consulting  Company,  1991 - Present;  and  Treasurer  and  Financial  Consulting  Company,  St.
Director, Duffy Construction Co., Inc., 1988 - Present.                                    Agnes Church

------------------------------------------------------------------------------------------ -------------------------------------

     The Board of Directors has an Audit Committee which consists of the Independent Directors. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the independent auditors and the full Board of Directors. The Audit Committee met two times during the fiscal period ended March 31, 2005.

     The following table provides information regarding each Director who is an "interested person" of the Company as defined by the 1940 Act, and each executive officer of the Company.


--------------------------------------------------- -------------------------------------- ------------- -----------------------
                                                                                           TERM      OF  NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       OFFICE   AND  OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY                           LENGTH OF
                                                                                           TIME SERVED
--------------------------------------------------- -------------------------------------- ------------- -----------------------
Scott A. Sadaro*                                    Director,  Secretary,  Treasurer  and  Since         1
4747 W. 135th Street, Suite 100,                    Chief Financial Officer                Inception
Leawood, KS  66224

Born:   3/29/69
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER    DIRECTORSHIPS    HELD    BY
                                                                                           DIRECTOR OR NOMINEE
------------------------------------------------------------------------------------------ -------------------------------------
Executive Vice President,  Secretary, Treasurer and CFO, Weldon Capital Management, Ltd.,  None
2004 - Present;  Chief  Operating  Officer,  Financial  Advisory  Service,  Inc.,  2000 -
Present;  Division Controller,  Mid-Continent  Office  Distributors,  US Office Products,
1999-2000.
------------------------------------------------------------------------------------------ -------------------------------------
                                                                                           LENGTH OF     NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       TIME SERVED   OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY
--------------------------------------------------- -------------------------------------- ------------- -----------------------
Douglas G. Ciocca*                                  Chairman,    President    and   Chief  Since         1
4747 W. 135th Street, Suite 100,                    Executive Officer                      inception
Leawood, KS  66224

Born:   4/15/71
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------ -------------------------------------
President  and  Portfolio  Manager,  Weldon  Capital  Management,  Ltd.,  2004 - Present;  None
Portfolio Manager and Director of Asset  Allocation,  Financial  Advisory Service,  Inc.,
1999 - Present;  Analyst  (1994-1997) and Portfolio Manager  (1997-1999),  Private Client
Services, Morgan Stanley Dean Witter.


------------------------------------------------------------------------------------------ -------------------------------------
                                                                                           LENGTH OF     NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                               POSITION(S) HELD                       TIME SERVED   OVERSEEN  BY DIRECTOR
                                                    WITH COMPANY
--------------------------------------------------- -------------------------------------- ------------- -----------------------
Carol D. Sloan*                                     Chief Compliance Officer               Since         N/A
4747 W. 135th Street, Suite 100,                                                           inception
Leawood, KS  66224

Born:   2/26/48
------------------------------------------------------------------------------------------ -------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------ -------------------------------------
Chief  Compliance  Officer,  Weldon  Capital  Management,  Ltd.,  2004 -  Present;  Chief  None
Compliance  Officer (2004 - Present),  Office  Administrator and Accounts Manager (1988 -
Present), Financial Advisory Service, Inc.

------------------------------------------------------------------------------------------ -------------------------------------

* These directors and officers are "interested persons" of the Fund (as defined in the 1940 Act) because they are employees and shareholders of the Advisor and/or its parent company, Financial Advisory Service, Inc.

     The following table provides information regarding shares of the Fund owned by each Director as of December 31, 2004.


    ------------------------------------ ---------------------------------- --------------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF SHARES OF
                 DIRECTOR                   DOLLAR RANGE OF FUND SHARES                     THE FUND COMPLEX
    ------------------------------------ ---------------------------------- --------------------------------------------------

    Douglas G. Ciocca                              Over $100,000                              Over $100,000
    ------------------------------------ ---------------------------------- --------------------------------------------------

    Scott A. Sadaro                                $1 - $10,000                               $1 - $10,000
    ------------------------------------ ---------------------------------- --------------------------------------------------

    Anthony L. Tocco                                   None                                       None
    ------------------------------------ ---------------------------------- --------------------------------------------------

    David M. Brown                               $10,001 - 50,000                           $10,001 - 50,000
    ------------------------------------ ---------------------------------- --------------------------------------------------

    Alan M. Farris                                     None                                       None
    ------------------------------------ ---------------------------------- --------------------------------------------------


     The Fund reimburses the Independent Directors for expenses incurred in attending board meetings. The compensation paid to the Independent Directors during the fiscal period ending March 31, 2005 is set forth in the following table.


==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION         RETIREMENT        BENEFITS UPON           FROM FUND
       INDEPENDENT DIRECTORS             FROM FUND        BENEFITS ACCRUED       RETIREMENT
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Alan M. Farris                               $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
David M. Brown                               $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Anthony L. Tocco                             $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT DIRECTORS AND        COMPENSATION         RETIREMENT        BENEFITS UPON           FROM FUND
             OFFICERS                    FROM FUND        BENEFITS ACCRUED       RETIREMENT
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Scott A. Sadaro                              $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Douglas G. Ciocca                            $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Carol Sloan                                  $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor. As of May 30, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

------------------------------------------ ---------------------------- ---------------------------
Name and Address                           % Ownership                  Type of Ownership

------------------------------------------ ---------------------------- ---------------------------
National Financial Services, LLC            54.52%                      Record
   200 Liberty Street
   One World Financial Center
   Dept. 5th Floor
   New York, NY 10281
------------------------------------------ ---------------------------- ---------------------------
                                                                        Record
Charles Schwab & Co., Inc.                 43.87%
   101 Montgomery Street
   San Francisco, CA 94102
------------------------------------------ ---------------------------- ---------------------------

     As of May 30, 2005, the officers and Directors as a group beneficially owned shares of the Fund amounting to less than 1% the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. The Advisor also receives numerous research reports and news services that allow the Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Directors and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended March 31, 2005, the Advisor did not direct any brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund, or the Advisor and/or its affiliates.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     For the fiscal period ended March 31, 2005, the Fund paid $25,002 in brokerage commissions.


     The Company and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund, free of charge, by calling the Fund at (800) 506-9245. You may also obtain a copy of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.



DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the

Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICY

     The Company and the Advisor each have adopted a Proxy Voting Policy reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's Proxy

Voting Policy delegates proxy voting to the Advisor, subject to the supervision of the Board. The Advisor's Proxy Voting Policy provides that the Advisor will review proxy issues on a company-by-company basis and analyze the economic impact these issue may have on the Fund's investment objective. The Policy also states that the Advisor will give great weight to the views of management only when the issues involved will not have a negative impact on investor values. The Policy outlines specific factors that the Advisor will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, shareholder rights and social and environmental issues. The Policy provides that the Advisor generally will vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Under both the Company's and the Advisor's Proxy Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Directors and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Proxy Voting  Policy free of charge by calling
(800) 506-9245 to request a copy, or by writing to the Advisor at: Weldon Capital Management, Ltd., 4747 W. 135th Street, Suite 100, Leawood, KS 66224,
Attn: Weldon Fund's Chief Compliance Officer. A copy of the Policy will be mailed to you within three days of receipt of your request. You may obtain a copy from Fund documents filed with the SEC and available on the SEC's website at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Company with the SEC on Form N-PX. The Fund's proxy voting record will be made available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's website.


DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of the shares of the Fund is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The net asset value is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor according to guidelines established by the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     If market quotations are not readily available, a security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Advisor in accordance with procedures approved by the Board of Directors. Good faith pricing also is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, or a significant event occurs after the close of a market but before the Fund's calculation of its NAV that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there are no assurances that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders or that the Fund will realize fair valuation upon sale of a security.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of its fiscal period ended March 31, 2005 is as follows:

              Net Assets                 =  Net Asset Value Per Share
         ------------------
         Shares Outstanding

            $25,308,744                  =    $10.62
         ------------------
              2,383,422


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to that of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These indices may include the S&P 500 Index, Lehman Brothers Intermediate Government/Corporate Bond Index and/or the Lipper Balanced Fund Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1.   Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2.   Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


STATUS AND TAXATION OF THE FUND

     The Fund intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). At March 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $82,401 which expires in 2013.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

     US Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


MUTUAL FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's administrator, transfer agent, fund accountant and dividend-paying agent. Certain officers of the Company are employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.50 per shareholder (subject to a minimum annual fee of $15,000) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund, based on the Fund's asset level, subject to a minimum annual fee of $25,000.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund, based on the Fund's asset level, subject to a minimum annual fee of $30,000. For its services as administrator to the Fund, Unified received $27,500 from the Fund during the fiscal period ended March 31, 2005.


ACCOUNTANTS

     The firm of Grant Thornton, LLP, 175 West Jackson Boulevard, Suite 2000, Chicago, Illinois has been selected as independent public registered public accounting firm for the Fund for the fiscal year ending March 31, 2006. Grant Thornton will perform an annual audit of the Fund's financial statements and provide financial, tax and accounting consulting services as requested. The provision of any non-audit services by the independent registered public accounting firm must be approved in advance by the Audit Committee of the Board of Directors.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Directors of the Fund, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on February 9, 2004 called for the purpose of, among other things, voting on such Plan.

     The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. No fees were paid pursuant to the Plan during the fiscal period ended March 31, 2005. In addition, the Board has determined that that no 12b-1 fees will be paid by the Fund to either the Advisor or any Recipient under Plan for the Fund's fiscal year ending March 31, 2006.

     The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.


FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal period ended March 31, 2005. The Fund will provide the annual and semi-annual reports without charge by calling the Fund toll free at (800) 506-9245.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------

(1)               (a)      Financial Statements - Financial Highlights for
                           Weldon Income & Equity Fund.

                  (b) Financial Statements included in Part B: Audited Financial Statements for Weldon Income & Equity Fund.

(2)               (a)      Articles of Incorporation dated February 5, 2004 -
                           Filed with Registrant's initial registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (b) By-laws adopted as of February 9, 2004 - Filed with Registrant's initial registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (c)      Instruments Defining Rights of Security Holders -
                           None.

                  (d) Investment Advisory Contracts - Copy of Registrant's Investment Agreement with Weldon Capital Management, Ltd., dated April 1, 2004 - Filed with Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A dated April 1, 2004 and incorporated herein by reference.

                  (e) Underwriting Contracts: Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc. dated February 9, 2004 - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (f)      Bonus or Profit Sharing Contracts - None.

                  (g) Custodian Agreement: Registrant's Custody Agreement with U.S. Bank, N.A. - Filed with Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A dated March 31, 2004 and incorporated herein by reference.

                  (h) Other Material Contracts: Amended and Restated Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. dated May 26, 2005 - Filed herewith.

                  (i)      Legal Opinion and Consent - None.

                  (j) Consent of Independent Auditors: Consent of Grant Thornton, LLP issued in connection with use of the audited financial statements of Weldon Income & Equity Fund - Filed herewith.

                  (k)      Omitted Financial Statements - None.

                  (l)      Initial Capital Agreements -

                    (i) Copy of Letter of Investment Intent from Douglas G. Ciocca - Filed with Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A dated March 31, 2004 and incorporated herein by reference.

                    (ii) Copy of Letter of Investment Intent from Max Greer, Jr.
                    - Filed with Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A dated March 31, 2004 and incorporated herein by reference.

                  (m) Copy of Rule 12b-1 Distribution Plan - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (n)      Rule 18f-3 Plan - None.

                  (o)      Reserved.

                  (p) (i) Amended and Restated Code of Ethics for Registrant and Weldon Capital Management, Ltd. - Filed herewith.

                           (ii) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (q) (i) Registrant's Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                           (ii) Proxy Voting Guidelines adopted by Weldon Capital Management, Ltd. - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                  (r) Powers of Attorney - Filed with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

                  None.

Item 25. Indemnification
         ---------------

          Article Seventh, Section (k) of the Articles of Incorporation of the Fund provides that:

                    Indemnification.  (1) The  Corporation  shall  indemnify any
                    ---------------
                    person who is or was a director of the Corporation on or after the date of these articles against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including any action by or in the right of the Corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided,
                                    --------
                    however,  that no  such  person  shall  be  entitled  to any
                    -------
                    indemnification pursuant to this subsection (1) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

                         (2) The  Corporation  may, to the extent that the Board
                    of Directors deems appropriate and as set forth in a by-law or resolution, indemnify any person who is or was an officer, employee or agent of the Corporation or any subsidiary or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided,
                                                                       --------
                    however,  that no  such  person  shall  be  entitled  to any
                    -------
                    indemnification pursuant to this subsection (2) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

                         (3) The  Corporation  shall make advances of reasonable
                    expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 1; provided, however, that
                                                       --------   -------
                    prior to making any advances, the Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification. The Corporation may, to the extent that the Board of Directors deems appropriate, make advances of reasonable expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 2; provided, however, that prior to making any advances, the
                    --------   -------
                    Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification.

                         (4) The  indemnification  and other rights  provided by
                    this Article shall not be deemed exclusive of any other rights to which a person to whom indemnification is or may be otherwise available under these Articles of
                    Incorporation, the Bylaws or any agreement, vote of shareholders or disinterested directors or otherwise, may be entitled. The Corporation is authorized to purchase and maintain insurance on behalf of the Corporation or any person to whom indemnification is or may be available against any liability asserted against such person in, or arising out of, such person's status as director, officer, employee or agent of this corporation, any of its subsidiaries or another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) which such person is serving at the request of the Corporation.

                         (5) Each  person  to whom  indemnification  is  granted
                    under subsection (1) of this Article is entitled to rely upon the indemnification and other rights granted hereby as a contract with the Corporation and such person and such person's heirs, executors, administrator and estate shall be entitled to enforce against the Corporation all indemnification and other rights granted to such person by subsections (1) and (3) and this subsection (5) of this paragraph. The indemnification and other rights granted by subsections (1) and (3) and this subsection (5) of this paragraph shall survive amendment, modification or repeal of this Article SEVENTH, and no such amendment, modification or repeal shall act to reduce, terminate or otherwise adversely affect the rights to indemnification granted hereby, with respect to any expenses, judgments, fines and amounts paid in settlement incurred by a person to whom indemnification is granted under subsection (1) of this paragraph with respect to an action, suit, proceeding or claim that arises out of acts or omissions of such person that occurred prior to the effective date of such amendment, modification or repeal. Any indemnification granted by the Board of Directors pursuant to subsection (2) of this paragraph, shall inure to the person to whom the indemnification is granted, and such person's heirs, executors, administrator and estate; provided, however, that
                                                         --------  -------
                    such indemnification may be changed, modified or repealed, at any time or from time to time, at the discretion of the Board of Directors and the survival of such indemnification shall be in accordance with terms determined by the Board of Directors.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

               Weldon Capital Management, Ltd. ("Weldon"), 4747 W. 135th Street, Suite 100, Leawood, KS 66224, offers investment advisory services to the Fund. Douglas G. Ciocca serves as the President of Weldon. Information about Weldon can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system.

Item 27. Principal Underwriter
         ---------------------

          Unified Financial Securities,  Inc. Unified Financial Securities, Inc.
          -----------------------------------
          serves as the principal underwriter for the Registrant

               (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Unified Series Trust.

               (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Registrant
                  ----                             -----                             ------------------------
                  Gregory S. Drose                 President                         None

                  Thomas G. Napurano               Director, CFO and Exec. Vice      None
                                                   President

                  Stephen D. Highsmith, Jr.        Director and Senior Vice          None
                                                   President

                  D. Eric McKenzie                 Assistant Vice President          None

                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Woods                    Chief Compliance Officer          None

                           (c) Not applicable.


Item 28. Location of Accounts and Records
         --------------------------------

          Unified Fund Services,  Inc.
          431 N. Pennsylvania Street
          Indianapolis, IN 46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

          US Bank, N.A.
          425 Walnut Street
          Cincinnati, OH  45202

          Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

          Unified Financial Securities, Inc.
          431 N. Pennsylvania  Street
          Indianapolis,  IN  46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

          Weldon Capital Management, Ltd.
          4747 W. 135th Street
          Suite 100
          Leawood, KS  66224

          Will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f).

Item 29. Management Services
         -------------------

          Not Applicable

Item 30. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Articles of Incorporation in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Leawood and the State of Kansas on May 31, 2005.

                                          WELDON CAPITAL FUNDS, INC.

                                               /s/ Douglas G. Ciocca
                                         ---------------------------------------
                                          Douglas G. Ciocca, Chairman, President
                                             and Chief Executive Officer

Attest:

  /s/ Scott A. Sadaro
---------------------------------------
 Scott A. Sadaro, Secretary, Treasurer
   and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                            Date
---------                                         -----                            ----

 /s/ Douglas G. Ciocca                            Chairman, President and Chief    May 31, 2005
------------------------------------              Executive Officer
Douglas G. Ciocca

/s/ Scott A. Sadaro                               Director, Secretary, Treasurer   May 31, 2005
------------------------------------              and Chief Financial Officer
Scott A. Sadaro
 /s/ Scott A. Sadaro*
------------------------------------              Director                         May 31, 2005
David M. Brown

/s/ Scott A. Sadaro *                             Director                         May 31, 2005
------------------------------------
Anthony L. Tocco

 /s/ Scott A. Sadaro*                             Director                         May 31, 2005
------------------------------------
Alan M. Farris

* Signed pursuant to powers of attorney with Registrant's registration statement on Form N-1A dated February 13, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS


Exhibit Number             Description
--------------             -----------

EX.99.h           Amended and Restated Mutual Fund Services Agreement

EX.99.j           Consent of Grant Thornton, LLP

EX.99.p           Amended and Restated Code of Ethics